Issued Capital and Reserves - Summary of Earnings Per Share (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Millions										12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2020	Dec. 30, 2019	Dec. 26, 2019	Dec. 25, 2019	Dec. 24, 2019	Dec. 23, 2019	Dec. 20, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Weighted average number of common shares	404,776,126	102,852,950	309,736,960	5,692,551	1,139,058	1,139,401	1,139,741	3,420,159	403,725,599	404,776,126	412,589,910	416,256,510
Profit for the period Attributable to Equity shareholders of Mechel PAO										₽ 80,570	₽ 808	₽ 2,409
Earnings per share (Russian rubles per share) attributable to common equity shareholders — basic and diluted										₽ 199.05	₽ 1.96	₽ 5.79
Profit (loss) for the period from continuing operations										₽ 82,619	₽ (40,153)	₽ 11,075
Less attributable to non-controlling interests										2,049	648	1,876
Profit (loss) for the period attributable to Equity shareholders of Mechel PAO from continuing operations										₽ 80,570	₽ (40,801)	₽ 9,199
Earnings (loss) per share from continuing operations (Russian rubles per share) — basic and diluted										₽ 199.05	₽ (98.89)	₽ 22.10
Profit (loss) after tax for the period from discontinued operations										₽ 0	₽ 41,609	₽ (6,790)
Earnings (loss) per share from discontinued operations (Russian rubles per share) — basic and diluted										₽ 0	₽ 100.85	₽ (16.31)